Material partly-owned subsidiaries	12 Months Ended
Dec. 31, 2017
Material Partly-owned Subsidiaries
Material partly-owned subsidiaries
28.	Material partly-owned subsidiaries

Financial information of subsidiaries that have material non-controlling interests is provided below:

(a)	Proportion of equity interest held by non-controlling interests:

Name	Country of incorporation and operation	2017%	2016%

Fosfatos del Pacífico S.A., note 1.1	Peru	—	30.00
Salmueras Sudamericanas S.A.	Peru	25.10	25.10

(b)	Accumulated balances of material non-controlling interest:

	2017	2016
	S/(000)	S/(000)

Fosfatos del Pacífico S.A., note 1.1	—	100,722
Salmueras Sudamericanas S.A., note 1.2	147	11,867

(c)	Loss allocated to material non-controlling interest:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Fosfatos del Pacífico S.A.	365	2,703	2,992
Salmueras Sudamericanas S.A.	12,786	577	873

(d)	The summarized financial information of these subsidiaries is provided below. This information is based on amounts before inter-company transactions’ eliminations:

Summarized statement of profit or loss for the year ended December 31:

	Fosfatos del Pacífico S.A.	Salmueras Sudamericanas S.A.
	S/(000)	S/(000)

2017
Sales of goods	11	—
Cost of sales	(626)	—
Administrative expenses	(1,068)	(3,864)
Other income (expenses)	153	(40,816)
Finance (expense) income	(237)	3
Loss before tax	(1,767)	(44,677)
Income tax	551	(6,265)

Total comprehensive loss	(1,216)	(50,942)

Attributable to non-controlling interest	(365)	(12,786)

2016
Sales of goods	1,965	—
Cost of sales	(6,881)	—
Administrative expenses	(8,694)	(3,829)
Other (expenses) income	(1,006)	52
Finance expense	(793)	(114)
Loss before tax	(15,409)	(3,891)
Income tax	6,399	1,591

Total comprehensive loss	(9,010)	(2,300)

Attributable to non-controlling interest	(2,703)	(577)

	Fosfatos del Pacífico S.A.	Salmueras Sudamericanas S.A.
	S/(000)	S/(000)

2015
Administrative expenses	(11,775)	(4,257)
Other expenses	(212)	(2)
Finance (expense) income	(1,126)	14
Loss before tax	(13,113)	(4,245)
Income tax	3,141	767

Total comprehensive income	(9,972)	(3,478)
Attributable to non-controlling interest	(2,992)	(873)

Summarized statement of financial position as of December 31:

	Fosfatos del Pacífico S.A.	Salmueras Sudamericanas S.A.
	S/(000)	S/(000)

2017
Cash, inventories and other current assets	—	587

Total equity	—	587

Attributable to:
Equity holders of parent	—	440
Non-controlling interest	—	147

2016
Cash, inventories and other current assets	14,450	593
Other receivables, property, plant and equipment and other non-current assets	324,786	47,068
Trade and other payables current	(3,495)	(382)

Total equity	335,741	47,279

Attributable to:
Equity holders of parent	235,019	35,412
Non-controlling interest	100,722	11,867

Summarized statement of cash flow for the year ended December31:

	Fosfatos del Pacífico S.A.	Salmueras Sudamericanas S.A.
	S/(000)	S/(000)

2017
Net cash flows used in operating activities	(2,611)	(4,134)
Net cash flows (used in) provided from investing activities	(6,410)	—
Net cash flows provided from financing activities	5,953	4,250

Net (decrease) increase in cash and cash equivalents	(3,068)	116

2016
Net cash flows used in operating activities	(17,332)	(3,870)
Net cash flows used in investing activities	(22,352)	83
Net cash flows provided from financing activities	39,200	4,100

Net increase (decrease) in cash and cash equivalents	(484)	313

2015
Net cash flows used in operating activities	(21,950)	(4,490)
Net cash flows used in investing activities	(55,495)	—
Net cash flows provided from financing activities	82,676	2,400

Net (decrease) increase in cash and cash equivalents	5,231	(2,090)